Depreciation, Amortisation and Impairment Costs - Summary of Depreciation Amortisation and Impairment Costs (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Depreciation Amortisation And Impairment Costs [Line Items]
Depreciation, amortisation and impairment	£ 2,547	£ 3,101	£ 28,614
Impairment of goodwill	277	39	4,614
Property, plant and equipment
Depreciation Amortisation And Impairment Costs [Line Items]
Depreciation, amortisation and impairment	544	635	643
Brand names
Depreciation Amortisation And Impairment Costs [Line Items]
Depreciation, amortisation and impairment	1,610	2,298	23,232
Computer software
Depreciation Amortisation And Impairment Costs [Line Items]
Depreciation, amortisation and impairment	£ 116	£ 129	£ 125